Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.11

Executive Summary

Description of the Due Diligence Services

1.	Type of Assets Reviewed

Inglet Blair, LLC (“IB”) performed certain due diligence services described below on second lien home equity line of credit (HELOC) residential mortgages acquired from various parties. The 18 loans reviewed originated from October 2025 to May 2026. The loans were acquired by AOFLEX, LLC, Angel Oak Mortgage Operating Partnership, LP and Angel Oak Real Estate Investment Trust III (the “Client”) from lenders and/or aggregators (the “Seller”), via bulk acquisition or reliance letter. The information provided below represents the approach and methodology used at the time of original acquisition by the Seller.

2.	Sample Size of Assets Reviewed

This report reflects 18 loans selected by the Client to include in AOMT 2026-HB1 (the “Securitization”). Client did not disclose to IB if additional loans are included in the Securitization. While the Client may have included additional loans in the Securitization, such loans were not subject to the Review referenced herein. IB reviewed 100% of the Loans provided by the Client and can only assume the sample size was 100%.

3.	Sample Size Determination

The Client, in its sole discretion, determined the loans to be reviewed by IB. As noted in Section 2 above, Client provided IB with 18 loans, which was reviewed by IB. Therefore, IB used no sampling methodology in its Review.

4.	Information and Data Integrity

IB was provided certain data elements (the “Tape Data”), which were supplied by the Seller. The Seller aggregated the Tape Data from the various lenders. Each lender did not supply Seller with uniform Tape Data; thus, individual Loan Tape Data may not have included all data elements as detailed below in this Section 4. IB subsequently mapped and compared the Tape Data to information contained in each Loan file. When the data was provided, IB compared the following fields:

Field Name
Amortization Type	Total Debt to Income Ratio
Amortized Original Term	First Payment Date
Appraised Value	Interest Only Flag
ARM Initial Adjustment Period	Lien Position
ARM Initial Rate Cap	Loan Purpose
ARM Lookback Period	Loan Term
ARM Margin	Loan Type
ARM Maximum Interest Rate	LTV
ARM Minimum Interest Rate	Note/HELOC Agreement Date
ARM Payment Change Frequency	Occupancy
ARM Periodic Rate Cap	Original Interest Rate
ARM Periodic Rate Cap at first Adjustment Down	Original Principal and Interest
ARM Periodic Rate Cap at first Adjustment Up	Original Principal Balance
ARM Rate Cap at first Adjustment Down	Property Type
ARM Rate Cap at first Adjustment Up	Representative Credit Score
ARM Rate Change Frequency	Residual Income
ATR/QM Designation	Sales Price
Borrower First Name	Subject Address
Borrower Last Name	Subject City
CLTV	Subject State
Doc Type	Subject Zip Code

Inglet Blair, LLC Deal Summary AOMT 2026-HB1 pg. 1

5.	Underwriting, Origination Practices and Conformity to Guidelines and/or Criteria

Each Loan was reviewed to the applicable guideline, matrix and/or finding report as provided to IB. Depending on the applicable guideline requirements, IB verified, recalculated and compared certain metrics and attributes:

-	Debt to Income (“DTI”)

-	LTV/CLTV/HLTV

-	Lien Position

-	Gross Income

-	Housing History

-	Qualifying Principal, Interest, Taxes and Insurance (“PITI”) payment

-	Assets and Reserves

-	Residual Income

-	Occupancy

-	Property Type

-	HELOC Draw Amount

-	HELOC Draw Term

To the extent prescribed by the applicable guidelines, every Loan received an evaluation of the applicable borrower’s employment, income, assets and credit history as follows:

Employment and Income:

-	Meets the guidelines and, as applicable, regulatory documentation requirements

-	Creditor income calculations are reasonable and as prescribed by the applicable guidelines

-	Ensure borrower(s) is/are currently employed

Assets

-	Confirm asset source and documentation requirements

-	Re-calculate gross, net and liquid asset balances

-	Incorporate gift funds and sourcing documentation

-	Confirm and calculate reserve calculations

Credit Report

-	Determine representative Credit Score and Methodology

-	Number of tradelines

-	Maximum amount of open tradelines

-	Mortgage/Rental payment history

-	Installment and Revolving payment history

-	Bankruptcy and Foreclosure seasoning

-	OFAC Alert(s)

Inglet Blair, LLC Deal Summary AOMT 2026-HB1 pg. 2

Credit Application

-	Substantially complete

-	Employer and employment status

-	Confirmation of loan purpose and occupancy

-	Disposition and status of Real Estate Owned (REO)

-	First time home buyer status

-	Citizenship and eligibility

Title Review - For each Loan the title commitment or, if present, final title policy was reviewed to confirm:

-	Vestee(s)

-	Title interest – Fee Simple or Leasehold

-	Tax liens, encumbrances, encroachments and/or other title defects were satisfied or addressed

Fraud Report – IB reviewed each Loan file for the presence of a fraud report with all material findings addressed surrounding borrower name variances, social security number discrepancies, subject-property occupancy or employment history.

Hazard and Flood Insurance – Each Loan was reviewed to ensure that (i) each hazard policy limit met the applicable guideline requirement (ii) the property address was correct (iii) the premium was accurately reflected in the DTI calculation and (iv) escrowed where required.

Similarly, where the flood certificate indicates the property improvements were located in a flood zone, IB confirmed the coverage met the guideline requirements and, where applicable, the premium escrowed.

The information and findings provided herein were based on the information provided in the loan file images presented at the time of review.

6.	Collateral Review and Methodology

When applicable, each Loan was analyzed to confirm it was sufficiently collateralized by real property, and each appraisal was audited to address the following FIRREA/USPAP rules and standards:

a.	Was the appraisal prepared for a financial services institution?

b.	Does the appraisal state the definition of Market Value?

c.	Does the appraisal indicate the appraiser’s license or certification, number and expiration date?

d.	Does the appraisal disclose any extraordinary assumptions, hypothetical conditions? Does the appraisal include a statement of assumptions and limiting conditions?

i.	If yes, do the items appear to be reasonable?

e.	Is a minimum 3-year subject sale history included?

f.	Does the report state the effective date of the appraisal?

g.	Does the appraisal summarize the process used to collect, confirm, and report data?

h.	Does the appraisal state the subject’s highest and best use?

i.	Does the appraisal clearly identify the real estate being appraised?

j.	Does the appraisal state the real property interest being appraised?

k.	Does the report contain sufficient information?

l.	Was the appraisal reported on a FNMA appraisal form?

i.	If yes, was the form materially complete?

m.	Which of the industry recognized methods of valuation were included that may have been utilized to support the institution’s decision to engage in the transaction?

i.	Direct Sales Comparison Approach, Cost Approach, or Income Approach?

ii.	If any of these approaches have been omitted or excluded, is there sufficient explanation provided as to why?

Inglet Blair, LLC Deal Summary AOMT 2026-HB1 pg. 3

7.	Regulatory Compliance Review to Federal, State and Local Lending Laws

All Loans deemed to be consumer purpose loans were submitted to an automated regulatory compliance review. The system tested each applicable Loan for adherence to certain federal, state and local consumer protection laws related to mortgage lending.

-	Truth in Lending Act (TILA)

○	Prohibited Acts and Practices: Review the HELOC disclosures to determine if any prohibited acts or practices are evidenced in the agreements. The review includes the following:

•	The required use of a publicly available indexConfirm all requisite consumers received notice and correct form

•	No unilateral changes in terms, acceleration, or termination, unless expressly permitted No unpermitted collection of non-refundable fees

○	Early Disclosure: A Review of the HELOC Early Disclosures to ensure the proper format, timing, and content was provided in accordance with the TILA regulations. The review includes, but is not limited to:

•	All required early disclosures were provided within three days of the application date

•	The format and content of the early disclosures appear in the proper order and structure required under Reg Z

○	Initial Disclosure: A review of the HELOC Initial Disclosures to ensure the proper format and content was provided in accordance with the TILA regulations. The review includes, but is not limited to:

•	The format and content of the initial disclosures are provided as required under Reg Z

•	A statement of billing rights was provided at closing that aligns with the model form under appendix G of Reg Z

○	Identify Tolerance Violations and applicable cost to cure

○	Recalculation of APR and Finance Charge

○	Testing of:

•	Federal High-Cost Mortgage provisions

•	Local and/or State Anti-predatory and High-Cost provisions

•	HOEPA Points and Fees

•	Points & Fees Test

•	Prepayment Penalty Test

○	Determine whether specified federal disclosures were provided timely based upon comparison of the application date to the dates on such disclosures

•	HELOC Booklet

•	Counselling requirements of TILA, as implemented by Reg Z

•	ARM Disclosure

○	Right of Rescission

•	Confirm transaction date, expiration date, and disbursement date

•	Confirm document is properly executed by all required parties to the transaction

•	Confirm the correct Right of Rescission document was executed for the transaction type

Please be advised that IB is not a law firm, does not employ personnel who are licensed to practice law and the exceptions, observations and conclusions provided by IB are not legal opinions. IB relies upon the advice of outside counsel, informal advice of regulators and industry practice to determine materiality.

8.	Any Other Type of Review

There was no other review performed.

Inglet Blair, LLC Deal Summary AOMT 2026-HB1 pg. 4

Summary of Finding and Conclusions of Review

The following tables represent the final NRSRO overall and component grades. The Overall grade is comprised of the lowest of the component grades.

NRSRO Final Grade	No. of Loans	% of Population
B	18	100.00%
Total	18	100%

NRSRO Final Credit Grade	No. of Loans	% of Population
A	10	55.56%
B	8	44.44%
Total	18	100%

NRSRO Final Compliance Grade	No. of Loans	% of Population
A	3	16.67%
B	15	83.33%
Total	18	100%

NRSRO Final Property Grade	No. of Loans	% of Population
A	18	100.00%
Total	18	100%

The following tables represent certain key attributes of the Loans and their frequency amongst the loan population.

Amortization Type	No. of Loans	% of Population
Adjustable Rate Mortgage	17	94.44%
Fixed Rate	1	5.56%
Total	18	100%

Lien Position	No. of Loans	% of Population
2nd	18	100.00%
Total	18	100%

Inglet Blair, LLC Deal Summary AOMT 2026-HB1 pg. 5

Purpose	No. of Loans	% of Population
Cash Out: Debt Consolidation— Proceeds used to pay off existing loans other than loans secured by real estate.	4	22.22%
Cash Out: Other/Multipurpose/ Unknown purpose	14	77.78%
Total	18	100%

Property Type	No. of Loans	% of Population
Condo, Low Rise (4 or fewer stories)	3	16.67%
Single Family Detached (non-PUD)	10	55.56%
Condo, High Rise (5+ stories)	1	5.56%
PUD (Only for use with Single-Family Detached Homes with PUD riders)	3	16.67%
2 Family	1	5.56%
Total	18	100%

LTV	No. of Loans	% of Population
00.01- 10.00	0	0.00%
10.01- 20.00	5	27.78%
20.01- 30.00	4	22.22%
30.01- 40.00	7	38.89%
40.01- 50.00	2	11.11%
50.01- 60.00	0	0.00%
60.01- 70.00	0	0.00%
70.01- 80.00	0	0.00%
80.01- 90.00	0	0.00%
90.01- 100.00	0	0.00%
Total	18	100%

Inglet Blair, LLC Deal Summary AOMT 2026-HB1 pg. 6

CLTV	No. of Loans	% of Population
00.01- 10.00	0	0.00%
10.01- 20.00	0	0.00%
20.01- 30.00	0	0.00%
30.01- 40.00	1	5.56%
40.01- 50.00	0	0.00%
50.01- 60.00	2	11.11%
60.01- 70.00	6	33.33%
70.01- 80.00	8	44.44%
80.01- 90.00	1	5.56%
90.01- 100.00	0	0.00%
Total	18	100%

Inglet Blair, LLC Deal Summary AOMT 2026-HB1 pg. 7